UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21423
                                                    -----------

                       The Gabelli Dividend & Income Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                       THE GABELLI DIVIDEND & INCOME TRUST

                              First Quarter Report
                                 March 31, 2007





TO OUR SHAREHOLDERS,

      During the first quarter of 2007, The Gabelli Dividend & Income Trust's (the "Fund") total return rose 2.87% on a net asset value ("NAV") basis, compared to a gain of 0.64% for the Standard & Poor's ("S&P") 500 Index. The Fund's market price, adjusted for distributions, rose 1.64% during the first quarter of 2007. The Fund's market price on March 31, 2007 was $21.51, which equates to a 10.41% discount to its NAV of $24.01 at the end of the quarter.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                -------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                                  Quarter       1 Year        3 Year      (11/28/03)
                                                                  -------       ------        ------      ----------

 GABELLI DIVIDEND & INCOME TRUST
    NAV TOTAL RETURN (B).....................................       2.87%       18.46%        14.68%        13.93%
    INVESTMENT TOTAL RETURN (C) .............................       1.64        26.26         11.42          9.29
  S&P 500 Index..............................................       0.64        11.82         10.05         11.22
  Dow Jones Industrial Average...............................      (0.28)       13.77          8.53          9.73
  Nasdaq Composite Index.....................................       0.26         3.50          6.69          6.54

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                       THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMON STOCKS -- 89.6%
               AEROSPACE -- 1.1%
      10,000   Goodrich Corp.................  $      514,800
      60,000   Kaman Corp....................       1,398,600
      90,000   Rockwell Automation Inc.......       5,388,300
   2,000,000   Rolls-Royce Group plc+........      19,452,148
 118,400,000   Rolls-Royce Group plc, Cl. B..         238,817
                                               --------------
                                                   26,992,665
                                               --------------
               AGRICULTURE -- 0.4%
      90,000   Archer-Daniels-Midland Co.....       3,303,000
     180,000   Delta & Pine Land Co..........       7,416,000
                                               --------------
                                                   10,719,000
                                               --------------
               AUTOMOTIVE -- 0.7%
     400,000   ADESA Inc.....................      11,052,000
      28,000   Copart Inc.+..................         784,280
     140,000   General Motors Corp...........       4,289,600
      10,000   Navistar International Corp.+.         457,500
                                               --------------
                                                   16,583,380
                                               --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
     100,000   Dana Corp.+...................          87,500
     395,000   Genuine Parts Co..............      19,355,000
                                               --------------
                                                   19,442,500
                                               --------------
               AVIATION: PARTS AND SERVICES -- 0.2%
      50,000   Sequa Corp., Cl. A+...........       5,988,500
                                               --------------
               BROADCASTING -- 0.5%
     370,000   Clear Channel Communications
                 Inc. .......................      12,964,800
                                               --------------
               BUILDING AND CONSTRUCTION -- 0.1%
      10,000   Florida Rock Industries Inc...         672,900
      15,000   Layne Christensen Co.+........         546,300
                                               --------------
                                                   1,219,200
                                               --------------
               CABLE AND SATELLITE -- 1.4%
     401,300   Cablevision Systems Corp.,
                 Cl. A+ .....................      12,211,559
      14,200   Cogeco Inc....................         464,314
     230,000   EchoStar Communications Corp.,
                 Cl. A+ .....................       9,988,900
      81,734   Liberty Global Inc., Cl. A+...       2,691,501
      34,318   Liberty Global Inc., Cl. C+...       1,051,503
     270,000   Rogers Communications Inc.,
                 Cl. B ......................       8,845,200
      30,000   The DIRECTV Group Inc.+.......         692,100
                                               --------------
                                                   35,945,077
                                               --------------
       UNITS
       --------
               CLOSED-END FUNDS -- 0.1%
      47,125   Bell Aliant Regional Communications
                 Income Fund+ (a)(c).........       1,205,457
                                               --------------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMERCIAL SERVICES -- 0.0%
      30,000   PHH Corp.+....................  $      916,800
                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
      20,000   Thomas & Betts Corp.+.........         976,400
                                               --------------
               COMPUTER SOFTWARE AND SERVICES -- 1.8%
     600,000   Hyperion Solutions Corp.+.....      31,098,000
      20,000   Kronos Inc.+..................       1,070,000
     210,000   Mapinfo Corp.+................       4,227,300
     170,000   WebEx Communications Inc.+....       9,666,200
                                               --------------
                                                   46,061,500
                                               --------------
               CONSUMER PRODUCTS -- 2.9%
     300,000   Alberto-Culver Co.............       6,864,000
      31,000   Altadis SA....................       1,990,636
      10,000   Altria Group Inc..............         878,100
     120,000   Avon Products Inc.............       4,471,200
      40,000   Eastman Kodak Co..............         902,400
      45,000   Fortune Brands Inc............       3,546,900
     190,000   Gallaher Group plc, ADR.......      16,957,500
      55,000   Hanesbrands Inc.+.............       1,616,450
       5,000   Herbalife Ltd.+...............         195,950
       1,000   Kimberly-Clark Corp...........          68,490
     135,000   Mattel Inc....................       3,721,950
     175,000   Procter & Gamble Co...........      11,053,000
   1,000,000   Swedish Match AB..............      17,865,326
      60,000   The Scotts Miracle-Gro Co.,
                 Cl. A ......................       2,641,800
                                               --------------
                                                   72,773,702
                                               --------------
               CONSUMER SERVICES -- 0.3%
     200,000   Sabre Holdings Corp., Cl. A...       6,550,000
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 3.2%
     160,000   Bouygues SA...................      12,364,579
     230,000   Cooper Industries Ltd., Cl. A.      10,347,700
     500,000   General Electric Co...........      17,680,000
     275,000   Honeywell International Inc...      12,666,500
     100,000   ITT Corp......................       6,032,000
       2,000   Pentair Inc...................          62,320
     116,000   Sonoco Products Co............       4,359,280
       1,000   Textron Inc...................          89,800
   1,051,000   Tomkins plc...................       5,522,107
     314,400   Tyco International Ltd........       9,919,320
     120,000   WHX Corp.+....................       1,020,000
                                               --------------
                                                   80,063,606
                                               --------------
               ELECTRONICS -- 0.9%
   1,075,000   Intel Corp....................      20,564,750
     279,699   Trans-Lux Corp................       2,055,788
                                               --------------
                                                   22,620,538
                                               --------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: ELECTRIC -- 5.5%
      30,000   Allegheny Energy Inc.+........    $  1,474,200
     105,000   ALLETE Inc....................       4,895,100
     290,000   American Electric Power
                 Co. Inc. ...................      14,137,500
     425,000   DPL Inc.......................      13,213,250
      17,500   DTE Energy Co.................         838,250
     250,000   Duquesne Light Holdings Inc...       4,947,500
     275,000   Electric Power Development
                 Co. Ltd. ...................      13,838,680
     220,000   FPL Group Inc.................      13,457,400
     600,000   Great Plains Energy Inc.......      19,470,000
     380,000   Integrys Energy Group Inc.....      21,093,800
     150,000   Pepco Holdings Inc............       4,353,000
     240,000   Pinnacle West Capital Corp....      11,580,000
     110,000   The Southern Co...............       4,031,500
     286,000   Unisource Energy Corp.........      10,739,300
                                               --------------
                                                  138,069,480
                                               --------------
               ENERGY AND UTILITIES: INTEGRATED -- 9.6%
      12,000   Alliant Energy Corp...........         537,840
     170,000   Ameren Corp...................       8,551,000
     300,000   Aquila Inc.+..................       1,254,000
      50,000   Avista Corp...................       1,211,500
      15,000   Black Hills Corp..............         551,550
      33,000   CH Energy Group Inc...........       1,606,770
     108,000   Chubu Electric Power Co. Inc..       3,711,813
     278,000   CONSOL Energy Inc.............      10,878,140
     200,000   Consolidated Edison Inc.......      10,212,000
      20,000   Dominion Resources Inc........       1,775,400
     350,000   Duke Energy Corp..............       7,101,500
     430,000   Edison SpA....................       1,242,168
     300,000   El Paso Corp..................       4,341,000
      95,000   Endesa SA.....................       5,137,124
     300,000   Enel SpA......................       3,210,035
      47,000   Enel SpA, ADR.................       2,514,500
     139,500   Energy East Corp..............       3,398,220
     170,000   FirstEnergy Corp..............      11,260,800
     130,000   Hawaiian Electric Industries
                 Inc. .......................       3,378,700
     250,000   Hera SpA......................       1,051,978
     121,500   Hokkaido Electric Power Co.
                 Inc. .......................       3,227,215
     121,500   Hokuriku Electric Power Co....       2,685,909
      80,500   Korea Electric Power Corp.,
                 ADR ........................       1,610,000
     121,500   Kyushu Electric Power Co. Inc.       3,454,048
      19,000   Maine & Maritimes Corp.+......         361,000
      74,000   MGE Energy Inc................       2,624,040
      35,102   National Grid plc, ADR........       2,766,389
     255,000   NiSource Inc..................       6,232,200
     600,000   NSTAR.........................      21,072,000
     482,700   OGE Energy Corp...............      18,728,760
      37,000   Ormat Technologies Inc........       1,552,520

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

     330,000   Progress Energy Inc...........    $ 16,645,200
     180,000   Public Service Enterprise
                 Group Inc. .................      14,947,200
     174,603   Scottish Power plc, ADR.......      10,963,322
     121,500   Shikoku Electric Power Co.
                 Inc. .......................       2,902,431
      15,000   TECO Energy Inc...............         258,150
     121,500   The Chugoku Electric Power
                 Co. Inc. ...................       2,716,841
      30,000   The Empire District
                 Electric Co. ...............         744,000
     121,500   The Kansai Electric
                 Power Co. Inc. .............       3,495,290
     108,000   The Tokyo Electric
                 Power Co. Inc. .............       3,693,483
     121,500   Tohoku Electric Power Co. Inc.       3,082,866
      90,000   TXU Corp......................       5,769,000
     205,000   Vectren Corp..................       5,863,000
     470,000   Westar Energy Inc.............      12,934,400
      85,000   Wisconsin Energy Corp.........       4,124,200
     250,000   Xcel Energy Inc...............       6,172,500
                                               --------------
                                                  241,552,002
                                               --------------
               ENERGY AND UTILITIES: NATURAL GAS -- 5.7%
       8,500   AGL Resources Inc.............         363,120
      90,000   Atmos Energy Corp.............       2,815,200
      16,500   Delta Natural Gas Co. Inc.....         412,500
       6,000   Energen Corp..................         305,340
     500,000   KeySpan Corp..................      20,575,000
      20,000   Kinder Morgan Energy
                 Partners LP ................       1,053,600
     450,000   Kinder Morgan Inc.............      47,902,500
     340,000   National Fuel Gas Co..........      14,708,400
     215,000   Nicor Inc.....................      10,410,300
     220,000   ONEOK Inc.....................       9,900,000
     300,000   SEMCO Energy Inc.+............       2,286,000
     200,000   Sempra Energy.................      12,202,000
      30,000   South Jersey Industries Inc...       1,141,500
      70,000   Southern Union Co.............       2,127,300
     150,000   Southwest Gas Corp............       5,830,500
     340,000   Spectra Energy Corp...........       8,931,800
      60,000   The Laclede Group Inc.........       1,864,800
                                               --------------
                                                  142,829,860
                                               --------------
               ENERGY AND UTILITIES: OIL -- 13.1%
     135,000   ABB Ltd., ADR.................       2,319,300
      20,000   Anadarko Petroleum Corp.......         859,600
      40,000   Apache Corp...................       2,828,000
      20,000   Baker Hughes Inc..............       1,322,600
      46,900   BG Group plc, ADR.............       3,363,668
     160,000   BP plc, ADR...................      10,360,000
      40,000   Cameron International Corp.+..       2,511,600
     140,000   Chesapeake Energy Corp........       4,323,200
     319,000   Chevron Corp..................      23,593,240
       1,000   Cimarex Energy Co.............          37,020
     417,000   ConocoPhillips................      28,501,950
      78,000   Devon Energy Corp.............       5,399,160

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: OIL (CONTINUED)
     275,000   Diamond Offshore Drilling Inc.  $   22,261,250
     187,500   Eni SpA, ADR..................      12,155,625
     225,000   Exxon Mobil Corp..............      16,976,250
      76,000   Giant Industries Inc.+........       5,749,400
     640,000   Halliburton Co................      20,313,600
      37,667   Hanover Compressor Co.+.......         838,093
      30,000   Hess Corp.....................       1,664,100
     120,000   Hydril Co.+...................      11,548,800
      30,000   Lone Star Technologies Inc.+..       1,980,900
     290,000   Marathon Oil Corp.............      28,660,700
     150,000   Murphy Oil Corp...............       8,010,000
       4,000   Nabors Industries Ltd.+.......         118,680
       1,000   Niko Resources Ltd............          72,707
       5,000   Noble Corp....................         393,400
     375,000   Occidental Petroleum Corp.....      18,491,250
      14,000   Oceaneering International Inc.+        589,680
      30,000   PetroChina Co. Ltd., ADR......       3,512,700
     280,000   Repsol YPF SA, ADR............       9,391,200
     200,000   Royal Dutch Shell plc, Cl. A,
                 ADR                               13,260,000
     120,000   Schlumberger Ltd..............       8,292,000
     900,000   Statoil ASA, ADR..............      24,372,000
     200,000   Sunoco Inc....................      14,088,000
     200,000   Total SA, ADR.................      13,956,000
      90,000   Transocean Inc.+..............       7,353,000
                                               --------------
                                                  329,468,673
                                               --------------
               ENERGY AND UTILITIES: WATER -- 0.3%
      11,000   American States Water Co......         405,570
      53,333   Aqua America Inc..............       1,197,326
       6,000   Artesian Resources Corp.,
                 Cl. A ......................         123,600
       3,000   California Water Service Group         114,960
      11,500   Connecticut Water Service Inc.         276,575
       1,000   Consolidated Water Co. Ltd....          23,710
       6,000   Middlesex Water Co............         110,340
      21,466   Pennichuck Corp...............         494,147
      83,000   SJW Corp......................       3,359,840
      16,800   Southwest Water Co............         242,256
       5,000   Suez SA.......................         263,696
     168,000   Suez SA, Strips+..............           2,244
      36,000   United Utilities plc, ADR.....       1,069,200
       9,000   York Water Co.................         152,100
                                               --------------
                                                    7,835,564
                                               --------------
               ENTERTAINMENT -- 0.6%
       8,000   Grupo Televisa SA, ADR........         238,400
     350,000   Time Warner Inc...............       6,902,000
     200,000   Vivendi.......................       8,127,279
                                               --------------
                                                   15,267,679
                                               --------------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               ENVIRONMENTAL SERVICES -- 0.7%
     180,000   Allied Waste Industries Inc.+.  $    2,266,200
       1,000   Hyflux Ltd....................           1,747
      11,000   Veolia Environnement..........         817,884
     450,000   Waste Management Inc..........      15,484,500
                                               --------------
                                                   18,570,331
                                               --------------
               EQUIPMENT AND SUPPLIES -- 1.4%
     110,000   CIRCOR International Inc......       3,927,000
      30,000   Lufkin Industries Inc.........       1,685,400
      60,000   Mueller Industries Inc........       1,806,000
     420,000   RPC Inc.......................       6,997,200
     325,000   Weatherford International Ltd.+     14,657,500
     300,000   Xerox Corp.+..................       5,067,000
                                               --------------
                                                   34,140,100
                                               --------------
               FINANCIAL SERVICES -- 15.1%
     185,000   AllianceBernstein Holding LP..      16,372,500
     380,000   American Express Co...........      21,432,000
     300,000   American International
                 Group Inc. .................      20,166,000
      70,000   Ameriprise Financial Inc......       3,999,800
      42,000   Astoria Financial Corp........       1,116,780
     385,000   Bank of America Corp..........      19,642,700
       5,000   BlackRock Inc.................         781,550
      60,000   Capital One Financial Corp....       4,527,600
      81,000   CIT Group Inc.................       4,286,520
     600,000   Citigroup Inc.................      30,804,000
     230,000   Commerce Bancorp Inc..........       7,677,400
      60,000   Compass Bancshares Inc........       4,128,000
      30,000   Deutsche Bank AG..............       4,036,200
      80,000   Fannie Mae....................       4,366,400
      48,909   Fidelity National
                 Financial Inc., Cl. A ......       1,174,305
      21,496   Fidelity National Information
                 Services Inc.  .............         977,208
     160,000   Fifth Third Bancorp...........       6,190,400
     100,000   First Horizon National Corp...       4,153,000
      89,300   First Republic Bank...........       4,795,410
      50,000   Flushing Financial Corp.......         811,500
      27,000   Hartford Financial
                 Services Group Inc. ........       2,580,660
      40,000   Hudson City Bancorp Inc.......         547,200
       6,000   Investors Financial
                 Services Corp. .............         348,900
     470,000   JPMorgan Chase & Co...........      22,738,600
      50,000   Legg Mason Inc................       4,710,500
      10,000   Lehman Brothers Holdings Inc..         700,700
      10,000   Marshall & Ilsley Corp........         463,100
     122,000   Merrill Lynch & Co. Inc.......       9,963,740
     135,000   Morgan Stanley................      10,632,600
      68,733   National Australia
                 Bank Ltd., ADR .............      11,193,169
     190,000   New York Community Bancorp Inc.      3,342,100
      80,000   NewAlliance Bancshares Inc....       1,296,800

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     200,000   PNC Financial Services
                 Group Inc. .................  $   14,394,000
     300,000   Popular Inc...................       4,968,000
     227,259   Regions Financial Corp........       8,038,151
     556,220   Sovereign Bancorp Inc.........      14,150,237
      25,050   Sterling Bancorp..............         453,405
     100,000   T. Rowe Price Group Inc.......       4,719,000
     364,200   TD Banknorth Inc..............      11,712,672
      60,000   The Allstate Corp.............       3,603,600
     350,000   The Bank of New York Co. Inc..      14,192,500
       4,000   The Progressive Corp..........          87,280
     290,000   The Travelers Companies Inc...      15,013,300
       5,000   Unitrin Inc...................         235,350
      15,214   Valley National Bancorp.......         384,153
     260,000   Wachovia Corp.................      14,313,000
     425,000   Waddell & Reed Financial
                 Inc., Cl. A ................       9,911,000
      10,000   Washington Mutual Inc.........         403,800
       3,500   Webster Financial Corp........         168,035
     450,000   Wells Fargo & Co..............      15,493,500
      85,200   Wilmington Trust Corp.........       3,592,884
     167,000   Zions Bancorporation..........      14,114,840
                                               --------------
                                                  379,906,049
                                               --------------
               FOOD AND BEVERAGE -- 6.3%
     170,000   Anheuser-Busch Companies Inc..       8,578,200
     214,000   Cadbury Schweppes plc, ADR....      10,993,180
      50,000   Campbell Soup Co..............       1,947,500
       1,000   China Mengniu Dairy Co. Ltd...           2,860
     185,000   ConAgra Foods Inc.............       4,608,350
     800,000   Davide Campari-Milano SpA.....       7,876,141
      13,000   Dean Foods Co.+...............         607,620
     300,000   General Mills Inc.............      17,466,000
     200,000   Groupe Danone.................      32,674,762
     105,000   H.J. Heinz Co.................       4,947,600
      20,000   ITO EN Ltd....................         651,731
       1,000   Kellogg Co....................          51,430
      40,000   Kikkoman Corp.................         512,559
      30,000   Kraft Foods Inc., Cl. A.......         949,800
     250,000   Nissin Food Products Co. Ltd..       9,164,970
     500,000   Parmalat SpA+.................       2,147,370
     339,450   Parmalat SpA, GDR+ (a)........       1,452,710
     343,700   PepsiAmericas Inc.............       7,671,384
      20,000   PepsiCo Inc...................       1,271,200
       1,500   Pernod-Ricard SA..............         304,212
       2,000   Remy Cointreau SA.............         134,974
     900,000   Sara Lee Corp.................      15,228,000
     290,000   The Coca-Cola Co..............      13,920,000
     100,000   The Hershey Co................       5,466,000
      62,000   Wm. Wrigley Jr. Co............       3,157,660

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

       3,000   Wm. Wrigley Jr. Co., Cl. B....  $      152,400
     300,000   YAKULT HONSHA Co. Ltd.........       7,662,933
                                               --------------
                                                  159,601,546
                                               --------------
               HEALTH CARE -- 3.7%
     115,000   Bristol-Myers Squibb Co.......       3,192,400
     180,000   Eli Lilly & Co................       9,667,800
      10,000   Health Management
                 Associates Inc., Cl. A......         108,700
     110,000   IMS Health Inc................       3,262,600
     220,000   Merck & Co. Inc...............       9,717,400
     300,000   New River Pharmaceuticals Inc.+     19,089,000
     140,000   Owens & Minor Inc.............       5,142,200
     900,000   Pfizer Inc....................      22,734,000
     190,000   Sierra Health Services Inc.+..       7,822,300
      60,000   Triad Hospitals Inc.+.........       3,135,000
     120,000   Wyeth.........................       6,003,600
      46,000   Zimmer Holdings Inc.+.........       3,928,860
                                               --------------
                                                   93,803,860
                                               --------------
               HOTELS AND GAMING -- 1.3%
      35,000   Four Seasons Hotels Inc.......       2,810,500
      90,000   Harrah's Entertainment Inc....       7,600,500
     410,000   Hilton Hotels Corp............      14,743,600
     705,882   Ladbrokes plc.................       5,590,992
      40,000   Pinnacle Entertainment Inc.+..       1,162,800
      10,000   Station Casinos Inc...........         865,700
                                               --------------
                                                   32,774,092
                                               --------------
               MACHINERY -- 0.2%
     150,000   CNH Global NV.................       5,593,500
      20,000   Intermec Inc.+................         446,800
                                               --------------
                                                    6,040,300
                                               --------------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.0%
       2,000   Skyline Corp..................          67,480
                                               --------------
               METALS AND MINING -- 0.9%
      50,000   Alcoa Inc.....................       1,695,000
      10,000   Alliance Holdings GP LP.......         234,900
      20,000   Arch Coal Inc.................         613,800
       8,000   BHP Billiton Ltd., ADR........         387,600
       3,000   Fording Canadian Coal Trust...          66,300
     100,000   Freeport-McMoRan Copper
                 & Gold Inc. ................       6,619,000
      10,000   Massey Energy Co..............         239,900
     240,000   Novelis Inc...................      10,586,400
      25,000   Peabody Energy Corp...........       1,006,000
       1,000   Rio Tinto plc, ADR............         227,810
       3,000   Westmoreland Coal Co.+........          60,450
                                               --------------
                                                   21,737,160
                                               --------------


               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               COMMON STOCKS (CONTINUED)
               PAPER AND FOREST PRODUCTS -- 0.3%
     200,000   International Paper Co........  $    7,280,000
                                               --------------
               PUBLISHING -- 0.2%
     135,000   Dow Jones & Co. Inc...........       4,653,450
      38,500   Idearc Inc....................       1,351,350
                                               --------------
                                                    6,004,800
                                               --------------
               REAL ESTATE -- 0.7%
      12,000   Brookfield Asset
                 Management Inc., Cl. A .....         627,120
     600,000   Realogy Corp.+................      17,766,000
                                               --------------
                                                   18,393,120
                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     300,000   Longview Fibre Co.............       7,389,000
     400,000   New Plan Excel Realty Trust...      13,212,000
       1,000   Primaris Retail Real Estate
                 Investment Trust............          17,601
      10,000   Winston Hotels Inc............         150,300
                                               --------------
                                                   20,768,901
                                               --------------
               RESTAURANTS -- 0.0%
       1,000   Smith & Wollensky Restaurant
                 Group Inc.+ ................           9,980
                                               --------------
               RETAIL -- 1.3%
      30,000   CVS/Caremark Corp.............       1,024,200
     250,000   Dollar General Corp...........       5,287,500
     142,000   Ingles Markets Inc., Cl. A....       5,799,280
     410,000   Safeway Inc...................      15,022,400
      22,000   Saks Inc......................         458,480
     310,000   Sally Beauty Holdings Inc.+...       2,848,900
      80,000   SUPERVALU Inc.................       3,125,600
                                               --------------
                                                   33,566,360
                                               --------------
               SPECIALTY CHEMICALS -- 1.8%
       5,000   Arkema, ADR+..................         285,665
     170,000   Ashland Inc...................      11,152,000
     140,000   E.I. du Pont de Nemours & Co..       6,920,200
     230,000   Ferro Corp....................       4,970,300
     250,000   MacDermid Inc.................       8,717,500
     100,000   Olin Corp.....................       1,694,000
     225,000   The Dow Chemical Co...........      10,318,500
      18,146   Tronox Inc., Cl. B............         253,681
                                               --------------
                                                   44,311,846
                                               --------------
               TELECOMMUNICATIONS -- 4.7%
     405,000   AT&T Inc......................      15,969,150
     600,000   BCE Inc.......................      16,968,000
      74,000   BT Group plc, ADR.............       4,440,740
       2,000   CenturyTel Inc................          90,380

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

      50,000   Compania de Telecomunicaciones
                 de Chile SA, ADR............  $      466,000
     100,000   Deutsche Telekom AG, ADR......       1,653,000
      30,000   Embarq Corp...................       1,690,500
      55,000   France Telecom SA, ADR........       1,452,000
     210,000   Hellenic Telecommunications
                 Organization SA, ADR+.......       2,887,500
     250,000   Portugal Telecom SGPS SA......       3,349,630
      50,000   Portugal Telecom SGPS SA, ADR.         672,000
      90,000   Qwest Communications
                 International Inc.+.........         809,100
     840,000   Sprint Nextel Corp............      15,926,400
      15,000   Telecom Corp. of New Zealand Ltd.,
                 ADR ........................         408,000
     200,000   Telecom Italia SpA, ADR.......       5,732,000
      26,000   Telefonica SA, ADR............       1,726,400
     220,000   Telefonos de Mexico SAB de CV,
                 Cl. L, ADR..................       7,348,000
     130,000   Telstra Corp. Ltd., ADR.......       2,455,700
      68,000   TELUS Corp., Non-Voting.......       3,396,316
     760,000   Verizon Communications Inc....      28,819,200
     100,000   Vodafone Group plc, ADR.......       2,686,000
                                               --------------
                                                  118,946,016
                                               --------------
               TRANSPORTATION -- 0.6%
       3,000   EGL Inc.+.....................         118,890
       4,000   Frontline Ltd.................         142,000
     260,000   GATX Corp.....................      12,428,014
      10,000   General Maritime Corp.........         288,800
      24,000   Golden Ocean Group Ltd........          48,369
       3,001   Ship Finance International Ltd.         82,312
      30,000   Teekay Shipping Corp..........       1,623,300
                                               --------------
                                                   14,731,685
                                               --------------
               WIRELESS COMMUNICATIONS -- 0.4%
      14,000   Crown Castle International
                 Corp.+ .....................         449,820
     110,000   United States Cellular Corp.+.       8,079,500
       3,000   Vimpel-Communications, ADR+...         284,520
                                               --------------
                                                    8,813,840
                                               --------------
               TOTAL COMMON STOCKS...........   2,255,513,849
                                               --------------

               CONVERTIBLE PREFERRED STOCKS -- 1.6%
               AEROSPACE -- 0.0%
               8,200 Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B.....       1,160,300
                                               --------------
               AUTOMOTIVE -- 0.0%
      16,000   General Motors Corp.,
                 4.500% Cv. Pfd., Ser. A....          342,720
                                               --------------
               BROADCASTING -- 0.0%
      20,460   Emmis Communications Corp.,
                 6.250% Cv. Pfd., Ser. A....          913,232
                                               --------------


               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

               CONVERTIBLE PREFERRED STOCKS (CONTINUED)
               BUILDING AND CONSTRUCTION -- 0.0%
         200   Fleetwood Capital Trust,
                 6.000% Cv. Pfd.............   $        6,675
                                               --------------
               DIVERSIFIED INDUSTRIAL -- 0.3%
     179,400   Owens-Illinois Inc.,
                 4.750% Cv. Pfd.............        6,871,020
      80,000   Smurfit-Stone Container Corp.,
                 7.000% Cv. Pfd., Ser. A....        1,908,000
                                               --------------
                                                    8,779,020
                                               --------------
               ENERGY AND UTILITIES -- 0.4%
       5,000   Chesapeake Energy Corp.,
                 5.000% Cv. Pfd. (a)........          682,200
      20,000   CMS Energy Corp.,
                 4.500% Cv. Pfd., Ser. B....        1,860,000
     130,000   El Paso Energy Capital Trust I,
                 4.750% Cv. Pfd., Ser. C....        5,200,000
      16,534   Hanover Compressor Capital Trust,
                 7.250% Cv. Pfd.............        1,070,577
                                               --------------
                                                    8,812,777
                                               --------------
               ENTERTAINMENT -- 0.1%
     105,000   Six Flags Inc.,
                 7.250% Cv. Pfd., Ser. B....        2,457,000
                                               --------------
               FINANCIAL SERVICES --   0.3%
       1,500   Doral Financial Corp.,
                 4.750% Cv. Pfd.............          162,750
     137,000   Newell Financial Trust I,
                 5.250% Cv. Pfd.............        6,576,000
                                               --------------
                                                    6,738,750
                                               --------------
               HEALTH CARE -- 0.0%
      10,000   Omnicare Inc.,
                 4.000% Cv. Pfd., Ser. B....          549,250
                                               --------------
               TELECOMMUNICATIONS -- 0.4%
      50,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B....        2,337,500
     121,000   Crown Castle International Corp.,
                 6.250% Cv. Pfd.............        6,927,250
                                               --------------
                                                    9,264,750
                                               --------------
               TRANSPORTATION -- 0.1%
       1,500   GATX Corp.,
                 $2.50 Cv. Pfd..............          360,068
         982   Kansas City Southern,
                 4.250% Cv. Pfd.............        1,172,054
                                               --------------
                                                    1,532,122
                                               --------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS............      40,556,596
                                               --------------

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE
   ---------                                       ------
               CONVERTIBLE CORPORATE BONDS -- 1.6%
               AEROSPACE -- 0.1%
 $ 1,000,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07............  $    1,035,000
                                               --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     500,000   Standard Motor Products Inc., Sub. Deb. Cv.,
                 6.750%, 07/15/09............         490,000
                                               --------------
               BROADCASTING -- 0.5%
     100,000   Lin Television Corp., Sub. Deb. Cv.,
                 2.500%, 05/15/33............          96,500
  13,000,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 09/15/12............      12,723,750
                                               --------------
                                                   12,820,250
                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.4%
  10,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09............      10,287,500
                                               --------------
               ENTERTAINMENT -- 0.1%
   1,500,000   The Walt Disney Co., Cv.,
                 2.125%, 04/15/23............       1,820,625
                                               --------------
               FINANCIAL SERVICES -- 0.0%
     250,000   AON Corp., Deb. Cv.,
                 3.500%, 11/15/12............         444,375
                                               --------------
               HEALTH CARE -- 0.2%
   5,600,000   ICOS Corp., Sub. Deb. Cv.,
                 2.000%, 07/01/23............       5,579,000
                                               --------------
               REAL ESTATE -- 0.0%
               Palm Harbor Homes Inc., Cv.,
     100,000     3.250%, 05/15/24............          83,875
   1,000,000     3.250%, 05/15/24 (a)........         838,750
                                               --------------
                                                      922,625
                                               --------------
               TELECOMMUNICATIONS -- 0.3%
   6,000,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08............       5,955,000
                                               --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS.............      39,354,375
                                               --------------
      SHARES
      ------
               WARRANTS -- 0.0%
               FOOD AND BEVERAGE -- 0.0%
         650   Parmalat SpA, GDR,
                 expire 12/31/15+ (a)(b)(c)..               0
                                               --------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE
   ---------                                       ------
               SHORT-TERM OBLIGATIONS -- 7.2%
               REPURCHASE AGREEMENTS -- 7.1%
$100,000,000   Barclays Capital Inc., 5.080%,
                 dated 03/30/07, due 04/02/07,
                 proceeds at maturity,
                 $100,042,333 (d)............  $  100,000,000
  80,000,000   Daiwa Securities America Inc.,
                 5.130%, dated 03/30/07,
                 due 04/02/07, proceeds at
                 maturity, $80,034,200 (e)...      80,000,000
                                               --------------
                                                  180,000,000
                                               --------------
               U.S. TREASURY BILLS -- 0.1%
   1,775,000   U.S. Treasury Bills,
                 5.030% to 5.042%++,
                 06/21/07 to 06/28/07........       1,755,409
                                               --------------
               TOTAL SHORT-TERM
                 OBLIGATIONS ................     181,755,409
                                               --------------

               TOTAL INVESTMENTS -- 100.0%
                 (Cost $2,087,161,462).......  $2,517,180,229
                                               ==============

   --------------
            Aggregate book cost..............  $2,087,161,462
                                               ==============
            Gross unrealized appreciation....  $  452,857,660
            Gross unrealized depreciation....     (22,838,893)
                                               --------------
            Net unrealized appreciation
              (depreciation) ................  $  430,018,767
                                               ==============
   --------------
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of Rule 144A securities amounted to $4,179,117 or 0.17% of total investments. Except as noted in (b), these securities are liquid.
   (b) At March 31, 2007, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.00% of total investments, which was valued under methods approved by the Board, as follows:

                                                                     03/31/07
 ACQUISITION                            ACQUISITION  ACQUISITION  CARRYING VALUE
   SHARES      ISSUER                       DATE        COST         PER UNIT
   ------      ------                       ----        ----         --------
    650     Parmalat SpA, GDR
              warrants expire 12/31/15 ... 11/09/05     $0.0          $0.0000

   (c) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of the fair valued securities amounted to $1,205,457 or 0.05% of total investments.
   (d) Collateralized by $80,780,000 U.S. Treasury Bond, 7.250%, due 08/15/22, market value $102,000,000.
   (e) Collateralized by $82,633,000 U.S. Treasury Bond, 3.875%, due 07/15/10, market value $81,600,088.
   +    Non-income producing security.
   ++   Represents annualized yield at date of purchase.
   ADR  American Depository Receipt
   GDR  Global Depository Receipt

                                       % OF
                                      MARKET         MARKET
                                       VALUE          VALUE
                                       -----          -----
GEOGRAPHIC DIVERSIFICATION
North America.....................      82.6%    $2,078,622,011
Europe............................      11.8        296,936,033
Latin America.....................       2.4         60,800,768
Japan.............................       2.4         59,629,201
Asia/Pacific......................       0.8         21,192,216
                                       -----     --------------
Total Investments.................     100.0%    $2,517,180,229
                                       =====     ==============

                       THE GABELLI DIVIDEND & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into interest rate swap, interest rate cap, or equity swap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected below.

     In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the counterparty) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series B Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap.

     An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock.

     Interest rate swap, equity swap, and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining

                       THE GABELLI DIVIDEND & INCOME TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for Series B Preferred Stock. In addition, at the time an interest rate swap, equity swap, or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

     The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized appreciation or depreciation.

     The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at March 31, 2007 are as follows:

                                                                                                             NET
         NOTIONAL                                          FLOATING RATE*/             TERMINATION       UNREALIZED
          AMOUNT                 FIXED RATE             (RATE RESET MONTHLY)              DATE          APPRECIATION
          ------                 ----------             --------------------              ----          ------------
       $100,000,000                 4.01%                       5.32%                 June 2, 2010       $3,155,309

---------------------
* Based on Libor (London Interbank Offered Rate).

     The Fund has entered into equity swaps with Bear Stearns Securities Corp. Details of the equity swaps at March 31, 2007 are as follows:

                                                                                                             NET
         NOTIONAL              EQUITY SECURITY             INTEREST RATE/              TERMINATION       UNREALIZED
          AMOUNT                  RECEIVED              EQUITY SECURITY PAID              DATE          APPRECIATION
          ------                 ----------             --------------------              ----          ------------
                                 Market Value            Overnight LIBOR plus
                               Appreciation on:      Market Value Depreciation on:
$4,121,877 (344,000 Shares) Cadbury Schweppes plc       Cadbury Schweppes plc           02/15/08          $290,990
11,008,000 (500,000 Shares)  Gallaher Group plc          Gallaher Group plc             01/15/08           245,625
                                                                                                          --------
                                                                                                          $536,615
                                                                                                          ========

3. TAX INFORMATION. Under the current tax law, capital and currency losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October currency losses at the fiscal year ended December 31, 2006 were $449,565.

                              TRUSTEES AND OFFICERS
                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422



TRUSTEES                                                     OFFICERS

Mario J. Gabelli, CFA                                        Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,                          PRESIDENT
   GAMCO INVESTORS, INC.
                                                             Carter W. Austin
Anthony J. Colavita                                             VICE PRESIDENT
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.                                 Peter D. Goldstein
                                                                CHIEF COMPLIANCE OFFICER
James P. Conn
   FORMER MANAGING DIRECTOR &                                James E. McKee
   CHIEF INVESTMENT OFFICER,                                    SECRETARY
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.
                                                             Agnes Mullady
Mario d'Urso                                                    TREASURER
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA
                                                             INVESTMENT ADVISER
Frank J. Fahrenkopf, Jr.                                     Gabelli Funds, LLC
   PRESIDENT & CHIEF EXECUTIVE OFFICER,                      One Corporate Center
   AMERICAN GAMING ASSOCIATION                               Rye, New York 10580-1422

Michael J. Melarkey                                          CUSTODIAN
   ATTORNEY-AT-LAW,                                          State Street Bank and Trust Company
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN
                                                             COUNSEL
Salvatore M. Salibello                                       Skadden, Arps, Slate, Meagher & Flom, LLP
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP                                   TRANSFER AGENT AND REGISTRAR
                                                             Computershare Trust Company, N.A.
Edward T. Tokar
   SENIOR MANAGING DIRECTOR, BEACON TRUST COMPANY            STOCK EXCHANGE LISTING
                                                                                                 5.875%       6.00%
Anthonie C. van Ekris                                                                Common     Preferred   Preferred
   CHAIRMAN, BALMAC INTERNATIONAL, INC.                                              ------     ---------   ---------
                                                             NYSE-Symbol:              GDV       GDV PrA     GDV PrD
Salvatore J. Zizza                                           Shares Outstanding:    83,973,170  3,200,000   2,600,000
   CHAIRMAN, ZIZZA & CO., LTD.
                                                             The Net Asset Value per share
                                                             appears in the Publicly Traded Funds
                                                             column, under the heading "General
                                                             Equity Funds," in Monday's The Wall
                                                             Street Journal. It is also listed in
                                                             Barron's Mutual Funds/Closed End
                                                             Funds section under the heading
                                                             "General Equity Funds."

                                                             The Net Asset Value per share may be
                                                             obtained each day by calling (914)
                                                             921-5070.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its Series A and Series D Cumulative Preferred Shares in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI DIVIDEND & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                                      First Quarter Report
                                                      March 31, 2007






                                                                     GCV 1Q/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.